Accounting policies	12 Months Ended
Dec. 31, 2021
Accounting policies
Accounting policies

This section includes the basis of preparation of the financial statements and the significant accounting policies used to prepare the financial statements.

Our accounting policies are the specific principles, bases, conventions, rules, and practices we apply in preparing and presenting the financial statements. Further information is provided where judgment and estimation is applied to critical accounting policies and key sources of estimation uncertainty.

Future accounting developments details new or amendments to existing accounting standards, when they are effective from and where the NatWest Group is assessing their impact on future financial statements.

1. Presentation of financial statements

NatWest Group plc is incorporated in the UK and registered in Scotland. The financial statements are presented in the functional currency, pounds sterling.

NatWest Group plc’s consolidated financial statements incorporate the results of NatWest Group plc and the entities it controls. Control arises when NatWest Group plc has the power to direct the activities of an entity so as to affect the return from the entity. Control is assessed by reference to our ability to enforce our will on the other entity, typically through voting rights. The consolidated financial statements are prepared under consistent accounting policies.

Transactions and balances between Group companies are eliminated in the consolidated financial statements to show only those transactions and balances external to the NatWest Group.

The audited financial statements are set out on pages 29 to 110 and the audited sections of Risk and capital management on pages 172 to 269 of the NatWest Group 2021 Annual Report and Form 20-F Information included as Exhibit 15.2 to this Form 20-F, form an integral part of these financial statements. The directors have prepared the financial statements on a going concern basis after assessing the principal risks, forecasts, projections and other relevant evidence over the twelve months from the date the financial statements are approved (see the Report of the directors, page 168 of the NatWest Group 2021 Annual Report and Form 20-F Information included as Exhibit 15.2 to this Form 20-F) and in accordance with UK adopted International Accounting Standards (IAS), International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and IFRS as adopted by the European Union. The significant accounting policies and related judgments are set out below.

Except for certain financial instruments as described in Accounting policies 10 and 15 and investment property, the financial statements are presented on a historical cost basis.

Accounting policy changes effective 1 January 2021.

The IASB amended IFRS 16 Leases with “COVID-19 amendments on lease modifications – Amendments to IFRS 16 – Leases (IFRS 16)”. The effect of the amendment on NatWest Group’s financial statements is immaterial.

2. Revenue recognition

Interest income and expense are recognised in the income statement using the effective interest rate method for: all financial instruments measured at amortised cost, debt instruments measured as fair value through other comprehensive income and the effective part of any related accounting hedging instruments. Finance lease income is recognised at a constant periodic rate of return before tax on the net investment on the lease. Negative interest on financial assets is presented in interest payable and negative interest on financial liabilities is presented in interest receivable.

Other interest relating to financial instruments measured at fair value is recognised as part of the movement in fair value and is reported in income from trading activities or other operating income as relevant. Fees in respect of services are recognised as the right to consideration accrues through the performance of each distinct service obligation to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as the service is rendered. The price is usually fixed and always determinable.

3. Discontinued operations, Held for sale and Disposal group

The results of discontinued operations (comprising the post-tax profit or loss of discontinued operations and the post-tax results of either the ongoing measurement at fair value less costs to sell or disposal of the discontinued operation) are excluded from the results of continuing operations and are presented as a single amount as profit/(loss) from discontinued operations, net of tax in the income statement. Comparatives are represented for the income statement, cash flow statement, statement of changes in equity and related notes.

An asset or disposal group (assets and liabilities) is classified as held for sale if NatWest Group will recover its carrying amount principally through a sale transaction rather than through continuing use. These are measured at the lower of its carrying amount or fair value less cost to sell unless scoped out of IFRS 5 in which case the existing measurement provisions of IFRS apply. These are presented as single amounts, comparatives are not represented.

4. Staff costs

Employee costs, such as salaries, paid absences, and other benefits are recognised over the period in which the employees provide the related services to NatWest Group. Employees may receive variable compensation in cash, in deferred cash or debt instruments of NatWest Group or in ordinary shares of NatWest Group plc. NatWest Group operates a number of share-based compensation schemes under which it grants awards of NatWest Group plc shares and share options to its employees. Such awards are subject to vesting conditions.

Variable compensation that is settled in cash or debt instruments is charged to the income statement on a straight-line basis over the period during which services are provided, taking account of forfeiture and clawback criteria. The value of employee services received in exchange for NatWest Group plc shares and share options is recognised as an expense over the vesting period, subject to deferral. clawback and forfeiture criteria with a corresponding increase in equity. The fair value of the instruments granted is based on market prices at the grant date.

Defined contribution pension scheme

A scheme where NatWest Group pays fixed contributions and there is no legal or constructive obligation to pay further contributions or benefits. Contributions are recognised in the income statement as employee service costs accrue.

Defined benefit pension scheme

A scheme that defines the benefit an employee will receive on retirement and is dependent on one or more factors such as age, salary, and years of service. The net of the recognisable scheme assets and obligations is reported on the balance sheet in other assets or other liabilities. The defined benefit obligation is measured on an actuarial basis. The charge to the income statement for pension costs (mainly the service cost and the net interest on the net defined benefit asset or liability) is recognised in operating expenses.

Actuarial gains and losses (i.e. gains and/or losses on re-measuring the net defined benefit asset or liability due to changes in actuarial measurement assumptions) are recognised in other comprehensive income in full in the period in which they arise, and not subject to recycling to the income statement.

The difference between scheme assets and scheme liabilities, the net defined benefit asset or liability, is recognised on the balance sheet if the criteria of the asset ceiling test are met. This requires the net defined benefit surplus to be limited to the present value of any economic benefits available to NatWest Group in the form of refunds from the plan or reduced contributions to it.

NatWest Group will recognise a liability where a minimum funding requirement exists for any of its defined benefit pension schemes. This reflects agreed minimum funding and the availability of a net surplus as determined as described above. When estimating the liability for minimum funding requirements NatWest Group plc only include contributions that are substantively or contractually agreed and do not include discretionary features, including dividend-linked contributions

5. Intangible assets and goodwill

Intangible assets are identifiable non-monetary assets without physical substance acquired by NatWest Group are stated at cost less accumulated amortisation and impairment losses. Amortisation is a method to spread the cost of such assets over time to the income statement. This is charged to the income statement over the assets' estimated useful economic lives using methods that best reflect the pattern of economic benefits. The estimated useful economic lives are:

Computer software	3 to 12 years
Other acquired intangibles	5 to 10 years

Expenditure on internally generated goodwill and brands is charged to the income statement as incurred.

Direct costs relating to the development of internal-use computer software are reported on the balance sheet after technical feasibility and economic viability have been established. These direct costs include payroll, the costs of materials and services, and directly attributable overheads. Capitalisation of costs ceases when the software can operate as intended.

During and after development, accumulated costs are reviewed for impairment against the benefits that the software is expected to generate.

Costs incurred prior to the establishment of technical feasibility and economic viability are expensed to the income statement as incurred, as are all training costs and general overheads. The costs of licences to use computer software that are expected to generate economic benefits beyond one year are also reported on the balance sheet

Goodwill on the acquisition of a subsidiary is the excess of the fair value of the consideration paid, the fair value of any existing interest in the subsidiary and the amount of any non-controlling interest measured either at fair value or at its share of the subsidiary’s net assets over the net fair value of the subsidiary’s identifiable assets, liabilities, and contingent liabilities.

Goodwill is measured at initial cost less any subsequent impairment losses. The gain or loss on the disposal of a subsidiary includes the carrying value of any related goodwill when such transactions occur.

6. Impairment of non-financial assets

At each balance sheet date, NatWest Group assesses whether there is any indication that its intangible assets or property, plant and equipment are impaired. If any such indication exists, NatWest Group estimates the recoverable amount of the asset and compares it to its balance sheet value to calculate if an impairment loss should be charged to the income statement. The balance sheet value of the asset is reduced by the amount of the impairment loss. A reversal of an impairment loss on intangible assets or property, plant and equipment is recognised in the income statement provided the increased carrying value is not greater than it would have been had no impairment loss been recognised.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Impairment losses on goodwill are not reversed

The recoverable amount of an asset that does not generate cash flows that are independent from those of other assets or groups of assets, is determined as part of the cash-generating unit to which the asset belongs. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. For the purposes of impairment testing, goodwill acquired in a business combination is allocated to NatWest Group’s cash-generating units or groups of cash-generating units expected to benefit from the combination. The recoverable amount of an asset or cash-generating unit is the higher of its fair value less cost to sell or its value in use. Value in use is the present value of future cash flows from the asset or cash-generating unit discounted at a rate that reflects market interest rates adjusted for risks specific to the asset or cash-generating unit that have not been considered in estimating future cash flows.

7. Foreign currencies

Foreign exchange differences arising on the settlement of foreign currency transactions and from the translation of monetary assets and liabilities are reported in income from trading activities except for differences arising on cash flow hedges and hedges of net investments in foreign operations.

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into the functional currency at the foreign exchange rates ruling at the dates the values are determined. Translation differences are recognised in the income statement except for differences arising on non-monetary financial assets classified as fair value through other comprehensive income.

Income and expenses of foreign subsidiaries and branches are translated into sterling at average exchange rates unless these do not approximate the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on the translation of a foreign operation are recognised in other comprehensive income. The amount accumulated in equity is reclassified from equity to the income statement on disposal of a foreign operation.

8. Provisions and contingent liabilities

NatWest Group recognises a provision for a present obligation resulting from a past event when it is more likely than not that it will be required to pay to settle the obligation and the amount of the obligation can be estimated reliably.

Provision is made for restructuring costs, including the costs of redundancy, when NatWest Group has a constructive obligation. An obligation exists when NatWest Group has a detailed formal plan for the restructuring and has raised a valid expectation in those affected either by starting to implement the plan or by announcing its main features.

NatWest Group recognises any onerous cost of the present obligation under a contract as a provision. An onerous cost is the unavoidable cost of meeting its contractual obligations that exceed the expected economic benefits. When NatWest Group intends to vacate a leasehold property or right of use asset, the asset would be tested for impairment and a provision may be recognised for the ancillary contractual occupancy costs, such as rates.

Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by uncertain future events, or present obligations arising from past events that are not recognised because either an outflow of economic benefits is not probable, or the amount of the obligation cannot be reliably measured. Contingent liabilities are not recognised but information about them is disclosed unless the possibility of any outflow of economic benefits in settlement is remote.

9. Tax

Tax encompassing current tax and deferred tax is recognised in the income statement except when taxable items are recognised in other comprehensive income or equity. Tax consequences arising from servicing financial instruments classified as equity are recognised in the income statement in line with IAS 12.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year arising in the income statement, other comprehensive income or equity. Provision is made for current tax at rates enacted, or substantively enacted, at the balance sheet date.

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences between the carrying amount of an asset or liability for accounting purposes and the carrying amount for tax purposes. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent their recovery is probable.

Deferred tax is not recognised on temporary differences that arise from initial recognition of an asset or a liability in a transaction (other than a business combination) that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is calculated using tax rates expected to apply in the periods when the assets will be realised or the liabilities settled, based on tax rates and laws enacted, or substantively enacted, at the balance sheet date.

Deferred tax assets and liabilities are offset where NatWest Group has a legally enforceable right to offset and where they relate to income taxes levied by the same taxation authority either on an individual NatWest Group company or on NatWest Group companies in the same tax group that intend, in future periods, to settle current tax liabilities and assets on a net basis or on a gross basis simultaneously.

Accounting for taxes is judgmental and carries a degree of uncertainty because tax law is subject to interpretation, which might be questioned by the relevant tax authority. NatWest Group recognises the most likely current and deferred tax liability or asset, assessed for uncertainty using consistent judgments and estimates. Current and deferred tax assets are only recognised where their recovery is deemed probable, and current and deferred tax liabilities are recognised at the amount that represents the best estimate of the probable outcome having regard to their acceptance by the tax authorities.

10. Financial instruments

Financial instruments are measured at fair value on initial recognition on the balance sheet.

Monetary financial assets are classified into one of the following subsequent measurement categories (subject to business model assessment and review of contractual cash flow for the purposes of sole payments of principal and interest where applicable):

-	amortised cost measured at cost using the effective interest rate method, less any impairment allowance;
-	fair value through other comprehensive income (FVOCI) measured at fair value, using the effective interest rate method and changes in fair value through other comprehensive income;
-	mandatory fair value through profit or loss (MFVTPL) measured at fair value and changes in fair value reported in the income statement; or
-	designated at fair value through profit or loss (DFV) measured at fair value and changes in fair value reported in the income statement.

Classification by business model reflects how NatWest Group manages its financial assets to generate cash flows. A business model assessment helps to ascertain the measurement approach depending on whether cash flows result from holding financial assets to collect the contractual cash flows, from selling those financial assets, or both.

Business model assessment of assets is made at portfolio level, being the level at which they are managed to achieve a predefined business objective. This is expected to result in the most consistent classification of assets because it aligns with the stated objectives for the portfolio, its risk management, manager’s remuneration and the ability to monitor sales of assets from a portfolio.

The contractual terms of a financial asset; any leverage features; prepayment and extension terms; and triggers that might reset the effective rate of interest; are considered in determining whether cash flows are solely payments of principal and interest.

Certain financial assets may be designated at fair value through profit or loss (DFV) upon initial recognition if such designation eliminates, or significantly reduces, accounting mismatch.

Equity shares are measured at fair value through profit or loss unless specifically elected as at fair value through other comprehensive income (FVOCI).

Upon disposal, the cumulative gains or losses in fair value through other comprehensive income reserve are recycled to the income statement for monetary assets and non-monetary assets (equity shares) the cumulative gains or losses are transferred directly to retained earnings.

Regular way purchases of financial assets classified as amortised cost are recognised on the settlement date; all other regular way transactions in financial assets are recognised on the trade date.

Financial liabilities are classified into one of following measurement categories:

-	amortised cost measured at cost using the effective interest rate method;
-	held for trading measured at fair value and changes in fair value reported in income statement; or
-	designated at fair value through profit or loss measured at fair value and changes in fair value reported in the income statement except changes in fair value attributable to the credit risk component recognised in other comprehensive income when no accounting mismatch occurs.

11. Impairment: expected credit losses (ECL)

At each balance sheet date each financial asset or portfolio of financial assets measured at amortised cost or at fair value through other comprehensive income, issued financial guarantee and loan commitment (other than those classified as held for trading) is assessed for impairment. Any change in impairment is reported in the income statement. Loss allowances are forward-looking, based on 12-month ECL where there has not been a significant increase in credit risk rating, otherwise allowances are based on lifetime expected losses.

ECL are a probability-weighted estimate of credit losses. The probability is determined by the risk of default which is applied to the cash flow estimates. In the absence of a change in credit rating, allowances are recognised when there is a reduction in the net present value of expected cash flows. Following a significant increase in credit risk, ECL are adjusted from 12 months to lifetime. This will lead to a higher impairment charge.

Judgment is exercised as follows:

-	Models – in certain low default portfolios, Basel parameter estimates are also applied for IFRS 9.
-	Non-modelled portfolios, mainly in Private Banking, RBSI and Lombard, use a standardised capital requirement under Basel II. Under IFRS 9, they have bespoke treatments for the identification of significant increase in credit risk. Benchmark PDs, EADs and LGDs are reviewed annually for appropriateness. The ECL calculation is based on expected future cash flows, which is typically applied at a portfolio level.
-	Multiple economic scenarios (MES) – the central, or base, scenario is most critical to the ECL calculation, independent of the method used to generate a range of alternative outcomes and their probabilities.
-	Significant increase in credit risk – IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the current probability of default over the remaining lifetime) with the equivalent lifetime PD as determined at the date of initial recognition.

On restructuring where a financial asset is not derecognised, the revised cash flows are used in re-estimating the credit loss. Where restructuring causes derecognition of the original financial asset, the fair value of the replacement asset is used as the closing cash flow of the original asset.

Where in the course of the orderly realisation of a loan, it is exchanged for equity shares or property, the exchange is accounted for as the sale of the loan and the acquisition of equity securities or investment property. Where NatWest Group’s acquired interest is in equity shares, relevant policies for control, associates and joint ventures apply.

Impaired financial assets are written off and therefore derecognised from the balance sheet when NatWest Group concludes that there is no longer any realistic prospect of recovery of part, or all, of the loan. For financial assets that are individually assessed for impairment, the timing of the write-off is determined on a case-by-case basis. Such financial assets are reviewed regularly and write-off will be prompted by bankruptcy, insolvency, re-negotiation, and similar events.

The typical time frames from initial impairment to write-off for NatWest Group’s collectively assessed portfolios are:

-	Retail mortgages: write-off usually occurs within five years, or earlier, when an account is closed, but can be longer where the customer engages constructively;
-	Credit cards: the irrecoverable amount is typically written off after twelve arrears cycles or at four years post default any remaining amounts outstanding are written off;
-	Overdrafts and other unsecured loans: write-off occurs within six years;
-	Commercial loans: write-offs are determined in the light of individual circumstances; and Business loans are generally written off within five years.

12. Derecognition

A financial asset is derecognised (removed from the balance sheet) when the contractual right to receive cash flows from the asset has expired or when it has been transferred and the transfer qualifies for derecognition. Conversely, an asset is not derecognised in a contract under which NatWest Group retains substantially all the risks and rewards of ownership.

A financial liability is removed from the balance sheet when the obligation is paid, or is cancelled, or expires. Cancellation includes the issuance of a substitute instrument on substantially different terms.

13. Netting

Financial assets and financial liabilities are offset, and the net amount presented on the balance sheet when, and only when, NatWest Group currently has a legally enforceable right to set off the recognised amounts and it intends either to settle on a net basis or to realise the asset and settle the liability simultaneously. NatWest Group is party to a number of arrangements, including master netting agreements, that give it the right to offset financial assets and financial liabilities, but where it does not intend to settle the amounts net or simultaneously, the assets and liabilities concerned are presented separately on the balance sheet.

14. Capital instruments

NatWest Group classifies a financial instrument that it issues as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms and as equity if it evidences a residual interest in the assets of NatWest Group after the deduction of liabilities. Incremental costs and related tax that are directly attributable to an equity transaction are deducted from equity.

The consideration for any ordinary shares of NatWest Group plc purchased by NatWest Group (known as treasury shares or own shares held) is deducted from equity. On the cancellation of treasury shares their nominal value is removed from equity and any excess of consideration over nominal value is treated in accordance with the capital maintenance provisions of the Companies Act 2006.

On the sale or re-issue of treasury shares the consideration received and related tax are credited to equity, net of any directly attributable incremental costs.

15. Derivatives and hedging

Derivatives are reported on the balance sheet at fair value.

NatWest Group uses derivatives as part of its trading activities, to manage its own risk such as interest rate, foreign exchange, or credit risk or in certain customer transactions. Not all derivatives used to manage risk are in hedge accounting relationships (an IFRS method to reduce accounting mismatch from changes in the fair value of the derivatives reported in the income statement).

Gains and losses arising from changes in the fair value of derivatives that are not in hedge relationships are recognised in the income statement in Income from trading activities except for gains and losses on those derivatives that are managed together with financial instruments designated at fair value; these gains and losses are included in Other operating income.

Hedge accounting

NatWest Group enters into three types of hedge accounting relationships (see later)). Hedge accounting relationships are designated and documented at inception in line with the requirements of IAS 39 Financial instruments – Recognition and Measurement. The documentation identifies the hedged item, the hedging instrument and details of the risk that is being hedged and the way in which effectiveness will be assessed at inception and during the period of the hedge.

Fair value hedge - the gain or loss on the hedging instrument and the hedged item attributable to the hedged risk is recognised in the income statement. Where the hedged item is measured at amortised cost, the balance sheet amount of the hedged item is also adjusted.

Cash flow hedge - the effective portion of the designated hedge relationship is recognised in other comprehensive income and the ineffective portion in the income statement. When the hedged item (forecasted cash flows) results in the recognition of a financial asset or financial liability, the cumulative gain or loss is reclassified from equity to the income statement in the same periods in which the hedged forecasted cash flows affect the income statement.

Hedge of net investment in a foreign operation - In the hedge of a net investment in a foreign operation, the effective portion of the designated hedge relationship is recognised in other comprehensive income. Any ineffective portion is recognised in profit or loss. Non-derivative financial liabilities as well as derivatives may be designated as a hedging instrument in a net investment hedge.

Discontinuation of hedge accounting

Hedge accounting is discontinued if the hedge no longer meets the criteria for hedge accounting i.e. the hedge is not highly effective in offsetting changes in fair value or cash flows attributable to the hedged risk, consistent with the documented risk management strategy; the hedging instrument expires or is sold, terminated or exercised; or if hedge designation is revoked.

For fair value hedging any cumulative adjustment is amortised to the income statement over the life of the hedged item. Where the hedge item is no longer on the balance sheet the adjustment to the hedged item is reported in the income statement.

For cash flow hedging the cumulative unrealised gain or loss is reclassified from equity to the income statement when the hedged cash flows occur or, if the forecast transaction results in the recognition of a financial asset or financial liability, when the hedged forecast cash flows affect the income statement. Where a forecast transaction is no longer expected to occur, the cumulative unrealised gain or loss is reclassified from equity to the income statement immediately.

For net investment hedging on disposal or partial disposal of a foreign operation, the amount accumulated in equity is reclassified from equity to the income statement.

16. Investment in Group undertakings

NatWest Group plc’s investments in its Group undertakings (subsidiaries) are stated at cost less any impairment.

Critical accounting policies and key sources of estimation uncertainty

The reported results of NatWest Group are sensitive to the accounting policies, assumptions and estimates that underlie the preparation of the financial statements. The accounting standards used in the preparation of the financial statements (see presentation of financial statements above) require the directors, in preparing NatWest Group's financial statements, to select suitable accounting policies, apply them consistently and make judgments and estimates that are reasonable and prudent. In the absence of accounting guidance, standards used in the preparation of the financial statements require the directors to develop and apply an accounting policy that results in relevant and reliable information in the light of the requirements and guidance in IFRS dealing with similar and related issues and the IASB's ’Conceptual Framework for Financial Reporting’.

The judgments and assumptions involved in NatWest Group's accounting policies that are considered by the Board to be the most important to the portrayal of its financial condition are noted below. The use of estimates, assumptions or models that differ from those adopted by NatWest Group would affect its reported results. Estimation uncertainty continues to be affected by the COVID-19 pandemic. The COVID-19 pandemic continued to cause significant economic and social disruption during 2021. Key financial estimates are based on management's latest five-year revenue and cost forecasts. Measurement of goodwill, deferred tax and expected credit losses are highly sensitive to reasonably possible changes in those anticipated conditions. Other reasonably possible assumptions about the future include a prolonged financial effect of the COVID-19 pandemic on the economy of the UK and other countries or greater economic effect as countries and companies implement plans to counter climate risks.

How Climate risk affects our accounting judgments and estimates

NatWest Group makes use of reasonable and supportable information to make accounting judgments and estimates. This includes information about the observable effects of the physical and transition risks of climate change on the current creditworthiness of borrowers, asset values and market indicators. It also includes the effect on NatWest Group’s competitiveness and profitability. Many of the effects arising from climate change will be longer term in nature, with an inherent level of uncertainty, and have limited effect on accounting judgments and estimates for the current period. Some physical and transition risks can manifest in the shorter term. The following items represent the most significant effects:

-	The classification of financial instruments linked to climate, or other sustainability indicators: consideration is given to whether the effect of climate related terms prevent the instrument cashflows being solely payments of principal and interest.
-	The measurement of expected credit loss considers the ability of borrowers to make payments as they fall due. Future cashflows are discounted, so long dated cashflows are less likely to affect current expectations on credit loss. NatWest Group’s assessment of sector specific risks, and whether additional adjustments are required, include expectations on the ability of those sectors to meet their financing needs in the market. Changes in credit stewardship and credit risk appetite that stem from climate considerations, such as oil and gas, will directly affect our positions.
-	The assessment of asset impairment and deferred tax are based upon value in use. This represents the value of future cashflows and uses the Group’s five-year forecast and the expectation of long term economic growth beyond this period. The five-year forecast takes account of management’s current expectations on competitiveness and profitability, including near term effects of climate transition risk. The long term growth rate reflects external indicators which will include market expectations on climate risk. NatWest Group did not consider any additional adjustments to this indicator.
-	The use of market indicators as inputs to fair value is assumed to include current information and knowledge regarding the effect of climate risk.

Changes in judgments and assumptions could result in a material adjustment to those estimates in the next reporting periods. Consideration of this source of estimation uncertainty has been set out in the notes below (as applicable).

Critical accounting policy	Note
Deferred tax	7
Fair value - financial instruments	11
Loan impairment provisions	15
Goodwill	17
Provisions for liabilities and charges	21

Future accounting developments

International Financial Reporting Standards

Effective 1 January 2022

-	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37);
-	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);
-	Reference to Conceptual Framework (Amendments to IFRS 3); and
-	Fees in the “10 per cent” test for Derecognition of Financial Liabilities (Amendments to IFRS 9).

Other new standards and amendments that are effective for annual periods beginning after 1 January 2023, with earlier application permitted, are set out below.

Effective 1 January 2023

-	IFRS 17 Insurance Contracts (Amendments to IFRS 17 Insurance Contracts);
-	Classification of Liabilities as Current or Non-current (Amendments to IAS 1);
-	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12);
-	Definition of Accounting Estimates (Amendments to IAS 8); and
-	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2).

NatWest Group is assessing the effect of adopting these standards and amendments on its financial statements but does not expect the effect to be material.